RESERVES, LEASE AGREEMENT AND PURCHASE OPTION FOR ACQUISITION	9 Months Ended
Sep. 30, 2022
Reserves Lease Agreement And Purchase Option For Acquisition
RESERVES, LEASE AGREEMENT AND PURCHASE OPTION FOR ACQUISITION

NOTE 5 – RESERVES, LEASE AGREEMENT AND PURCHASE OPTION FOR ACQUISITION

Sandpiper Resort Property Acquisition

On April 27, 2022, the Company entered into a purchase and sale agreement (the “Property Purchase Agreement”) by and among the Company, Sandpiper Resort Properties, Inc. (“Sandpiper”) and Holiday Village of Sandpiper, Inc. (“HVS,” and together with Sandpiper, the “Sellers”), whereby the Company agreed to purchase Sellers’ real estate property in Port Saint Lucie, Florida (the “Property”). The Property being sold in the Property Purchase Agreement is the Property on which the Company’s facilities are currently located and where the Company currently operates and includes approximately 216 acres and approximately 3,000 feet of waterfront property.

On July 27, 2022, the Company executed a Third Addendum to Purchase and Sale Agreement with Sandpiper and HVS, modifying that certain Property Purchase Agreement to allow for the Company paying a Third Deposit of $250,000 to Sandpiper by July 29, 2022, and to extend the Closing Date to August 31, 2022. The Company’s total deposit was then $1,250,000.

On September 2, 2022, the Company assigned to Altitude Hospitality, its newly formed wholly owned subsidiary its rights under the Property Purchase Agreement and Altitude Hospitality agreed to designate STORE Capital Acquisitions, LLC, a Delaware limited liability company (“STORE”) as the grantee under the deed from Sandpiper and HVS through the entrance into that certain Purchase and Sale Agreement between Altitude Hospitality and STORE (the “STORE PSA”). The purchase price paid by STORE under the STORE PSA for payment to Sandpiper under the Property Purchase Agreement was $55,000,000.

The title to the Property was conveyed to STORE through the Property Purchase Agreement in a simultaneous closing. Concurrently with the sale of, Altitude Hospitality entered into a Lease Agreement with STORE for Altitude Hospitality’s lease and use of the Property through September 30, 2042, with five-year extension options through 2062.

The Property Purchase Agreement and STORE PSA contain customary representations, warranties, covenants, indemnification, and other terms for transactions of a similar nature.

Through the Agreements described below, Altitude Hospitality will operate the resort as “Sandpiper Bay Resort” under the “Trademark Collection® by Wyndham” and will expand and develop the Property as described below. The Property will also serve as the Company’s world headquarters for the Company and its wholly owned subsidiaries, including, but not limited to, the sports academies (which have operated from the Property for the past thirteen years), Rush Soccer, Altitude International, the resort operations and the Company’s other operations.

Financing Agreement

Concurrently with the assignment of the Property Purchase Agreement and the ultimate purchase of the Property by STORE, Altitude Hospitality entered into a Lease Agreement (the “Lease”) with STORE for Altitude Hospitality’s lease and use of the Property through September 30, 2042, with five-year extension options through 2062. The base annual rental under the Lease is $4,400,000, subject to certain adjustments, and the security deposit required is $6,600,000. Additionally, Altitude Hospitality is required to establish a Capital Replacement Reserve Account into which Altitude Hospitality will deposit monthly an amount between 2-4% of the gross revenue of the Property for the preceding month. If no event of default is occurring under the Lease, then Altitude Hospitality shall have the right to withdraw certain Approved Expenditures (as defined therein) from the Capital Replacement Reserve Account (as defined therein) to be used to pay for the cost of furniture, fixtures and equipment for the Property or other real property improvements to the Property, subject to certain requirements of STORE.

The Company agreed to unconditionally guarantee the payment and performance of Altitude Hospitality under the Lease until all obligations are paid under the Lease. Any debt of the Company is and will be subordinated to the indebtedness of Altitude Hospitality to STORE under the Lease.

After thirty-six months after the completion of the property improvements (“PIP”) as required by the Franchisor (as defined below), and until four years after the completion of the PIP, Altitude Holdings shall have the option (the “Purchase Option”) to give STORE written notice to purchase the Property for a price equal to the greater of (i) 110% of STORE’s total investment; or (ii) the then current base annual rental divided by the applicable cap rate. The closing for such Purchase Option must occur within ninety (90) days following STORE’s receipt of the Purchase Option notice. Altitude Hospitality’s rights under the Purchase Option shall terminate if the Lease terminates or if the initial term expires before the exercise of the Purchase Option, except if the Lease terminates prior to the end of the initial term or any extension term, then Altitude Hospitality may elect to exercise the Purchase Option if written notice is given to Lessor at least ten days prior to such termination. The Purchase Option may not be assigned.

Altitude Hospitality also has a right of first refusal to purchase the Property if STORE desires to the sell the Property and receives a bona fide written offer from a third-party purchaser. Altitude Hospitality must purchase the Property on the same terms as the third party offer and must notify STORE of its election to complete the purchase within ten days of receiving notice of the sale from STORE.

The Lease contains customary representations, warranties, covenants, indemnification, and other terms for transactions of a similar nature.

Membership Agreement

Altitude Hospitality entered into a Membership Agreement (the “Membership Agreement”) with TMH Worldwide, LLC (the “Franchisor”), through which Altitude Hospitality was granted franchise rights to operate under the “Trademark Collection® by Wyndham” brand. Pursuant to the Membership Agreement, Altitude Hospitality agreed to make certain property improvements. The term of the Membership Agreement is twenty years. Fees due to the Franchisor under the Membership Agreement include a “Combined Fee” of up to 6% of gross revenue during the term of the Membership Agreement. Pursuant to the terms of the Membership Agreement, Altitude Hospitality agreed to pay the Franchisor a nonrefundable fee of $101,000 as an “Affiliation Fee.” See Note 8.

The Membership Agreement contains customary representations, warranties, covenants, indemnification, and other terms for transactions of a similar nature.

Disbursement Agreement

The Company executed a disbursement agreement (the “Disbursement Agreement”) with STORE through which STORE agreed to fund up to $25,000,000 to Altitude Hospitality for construction costs to enable Altitude Hospitality, as lessee under the Lease, to construct and renovate improvements to the Property and complete the property improvement plan construction and remodel work required by Franchisor under the Membership Agreement at the Premises. The terms of the Disbursement Agreement are subject to certain conditions, including the funding by Altitude Hospitality of at least $8,000,000 toward improvements at the Property (including establishing a construction deposit of $3,000,000 in segregated funds for such purpose), all of which may be reimbursed by STORE under the Disbursement Agreement if certain conditions are met. The Disbursement Agreement contains customary representations, warranties, covenants, indemnification, and other terms for transactions of a similar nature.

Loan Agreement

On September 2, 2022, the Company, Altitude Hospitality and Altitude Water (collectively, the “Borrowers”) entered into a Loan Agreement with FVP Servicing, LLC (“FVP”), a Delaware limited liability company, in its capacity as administrative agent, among others (the “Loan Agreement”), and ancillary documents including an Exclusivity Agreement, Revenue Share Agreement, Security Agreement, and Payment Guaranty (each as defined in the Loan Agreement) under which the Borrowers borrowed Fifteen Million Dollars ($15,000,000) with an interest rate per annum of SOFR (with a 2% floor) + thirteen percent (13%) and a maturity date of September 2, 2025 (with an option to extend one additional year if certain conditions are met) (the “Loan”). In addition, amounts due under earlier bridge loans by the lender to the Company in amounts totaling $3,250,000 have a maturity date of the earlier of (i) November 30, 2022 or (ii) the date the Company uplists to NASDAQ. As additional consideration for the Loan, FVP or its designees received 102,754,802 restricted shares of common stock of the Company (the “Loan Consideration Shares”).

Pursuant to the Revenue Share Agreement, Altitude Hospitality agreed to pay FVP an amount equal to twenty percent (20%) of all net operating income (the “Revenue Share”) for such calendar quarter (on a cumulative basis). The term of the Revenue Share Agreement is ten years, however the Company has an option, upon ten business days’ prior written notice, to terminate the Revenue Share Agreement upon the payment to FVP an amount equal to $2,500,000, plus the amount of all Revenue Share payments accrued through the proposed termination date. See Note 8.

Pursuant to the Exclusivity Agreement, the Company and its subsidiaries agreed to use Feenix Payment Systems, LLC as the exclusive agent to provide credit card processing and related services. The Exclusivity Agreement shall remain in effect until one year after all obligations under the Loan Agreement have been satisfied.

Pursuant to the Security Agreement and Payment Guaranty, the Company’s wholly owned subsidiaries (except for Rush Education, LLC) have agreed to guarantee the Borrowers’ obligations under the Loan and have pledged their equity and granted a security interest in all their assets.

The Loan contains customary representations, warranties, covenants, indemnification, and other terms for transactions of a similar nature.

FVP and Altitude Hospitality entered into two separate agreements related to the Loan on September 2, 2022. A Consent Agreement with STORE allows Altitude Hospitality to enter into the Loan Agreement and Security Agreement with FVP and requires STORE to give FVP notice of default and an opportunity to cure if Altitude Hospitality does not perform under the Lease Agreement or Disbursement Agreement. A Three-Party Agreement with the Franchisor allows FVP to cure any defaults of Altitude Hospitality and to take possession of the Property and the Lease in an event of default under the Loan Documents.

Management Agreement

On August 6, 2022, the Company and its wholly owned subsidiary, Altitude Hospitality LLC, entered into a Hotel Management Agreement (the “Management Agreement”) with Our Town Hospitality LLC doing business as OTH Hotels Resorts, a Virginia limited liability company (the “Manager”). Pursuant to the terms of the Management Agreement,  the Manager was engaged to perform certain management duties and services related to the hotel located on the Port St. Lucie property, including (i) to operate the hotel in accordance with the standard of the franchise brand, (ii) to protect, preserve and maintain in good working order the assets of the hotel, (iii) to control operating expenses and capital expenditures, and (iv) to maximize the net operating income of the hotel. In exchange for these services, the Manager shall be paid monthly at the following rates: for the first twelve months of the Management Agreement, the greater of $25,000 per month or 3% gross revenue per month, and for the remainder of the term of the Management Agreement, 3% of the gross revenue per month. The term of the Management Agreement goes through September 30, 2027. If the Company terminates the Management Agreement prior to the term’s expiration, they will pay the Manager a $100,000 fee.

Accounting for the Transaction

The Company recognized the transaction as a finance lease in accordance with ASC 820. The various components of the lease were accounted for as follows:

Reserve Accounts

With the execution of the various agreements, the Company was required to have various reserve accounts as follows:

●	Construction Reserve – Utilized for the costs of capital improvements on the hotel resort. Draws taken periodically to reimburse the Company for costs. The reserve is maintained by FVP Servicing LP. The balance at closing was $3,000,000 and the balance on the balance sheet at September 30, 2022 was $1,118,390.

●	Interest Reserve – Utilized for the interest payments to STORE for the monthly lease payments. The reserve is maintained by FVP Servicing LP. The balance at closing was $3,000,000 and the balance on the balance sheet at September 30, 2022 was $2,472,498.

●	STORE Reserve – Utilized for a security deposit. The reserve is maintained by FVP Servicing LP. The balance at closing was $6,600,000 and the balance on the balance sheet at September 30, 2022 was $6,600,000.

The reserve accounts are maintained by STORE and Feenix, as applicable. These accounts are reflected on the balance sheet as “Cash, restricted.”

Lease Agreement

Concurrently with the assignment of the Property Purchase Agreement and the ultimate purchase of the Property by STORE, Altitude Hospitality entered into a Lease Agreement (the “Lease”) with STORE for Altitude Hospitality’s lease and use of the Property through September 30, 2042, with five-year extension options through 2062. The base annual rental under the Lease is $4,400,000, subject to certain adjustments, and the security deposit required is $6,600,000. Additionally, Altitude Hospitality is required to establish a Capital Replacement Reserve Account into which Altitude Hospitality will deposit monthly an amount between 2-4% of the gross revenue of the Property for the preceding month. If no event of default is occurring under the Lease, then Altitude Hospitality shall have the right to withdraw certain Approved Expenditures (as defined therein) from the Capital Replacement Reserve Account (as defined therein) to be used to pay for the cost of furniture, fixtures and equipment for the Property or other real property improvements to the Property, subject to certain requirements of STORE.

The Company agreed to unconditionally guarantee the payment and performance of Altitude Hospitality under the Lease until all obligations are paid under the Lease. Any debt of the Company is and will be subordinated to the indebtedness of Altitude Hospitality to STORE under the Lease.

The future lease payments, assuming the purchase option is not exercised, is as follows:

2022	$1,100,000
2023	4,422,000
2024	4,510,440
2025	4,600,649
2026	4,692,662
Thereafter	82,775,200
Total	$102,100,951

Summary

The Company recorded the transaction as follows:

Hotel and Land – The $55,000,000 cost was recorded as $28,200,000 being allocated to land and $26,200,000 for the buildings and improvements being allocated to fixed assets. The various costs associated with the acquisition (i.e., legal fees, finance fees) were capitalized. The hotel will be depreciated over 39 years.

The Construction Reserve, STORE Reserve and the Interest Reserve were recorded on the balance sheet as restricted cash.

Lease Agreement – Purchase Option

After thirty-six months after the completion of the property improvements (“PIP”) as required by the Franchisor (as defined below), and until four years after the completion of the PIP, Altitude Holdings shall have the option (the “Purchase Option”) to give STORE written notice to purchase the Property for a price equal to the greater of (i) 110% of STORE’s total investment; or (ii) the then current base annual rental divided by the applicable cap rate. The closing for such Purchase Option must occur within ninety (90) days following STORE’s receipt of the Purchase Option notice. Altitude Hospitality’s rights under the Purchase Option shall terminate if the Lease terminates or if the initial term expires before the exercise of the Purchase Option, except if the Lease terminates prior to the end of the initial term or any extension term, then Altitude Hospitality may elect to exercise the Purchase Option if written notice is given to Lessor at least ten days prior to such termination. The Purchase Option may not be assigned.

Altitude Hospitality also has a right of first refusal to purchase the Property if STORE desires to the sell the Property and receives a bona fide written offer from a third-party purchaser. Altitude Hospitality must purchase the Property on the same terms as the third party offer and must notify STORE of its election to complete the purchase within ten days of receiving notice of the sale from STORE.

Should a third-party acquire the property prior to the expiration of the period for the purchase option, assuming that the Company does not exercise its right of first refusal, the lease continues forward under the same terms and conditions.